UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sequoia Analytical Investors, LLC
           -----------------------------------------------------
Address:   72 Cummings Point Road
           SAC Capital Building
           Stamford, Connecticut  06902
           -----------------------------------------------------

Form 13F File Number: 28-6295
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew F. Van Hise
        -------------------------
Title:  Investment Manager
        -------------------------
Phone:  (203)602-4433
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew F. Van Hise                  Stamford, CT                  2/11/2004
----------------------                  ------------                  ---------
     [Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           33
                                         -----------
Form 13F Information Table Value Total:      $12,364
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
ABBOTT LABORATORIES            Common Stock     002824100      426    9140 SH       SOLE              9140      0    0
ALLERGAN INC                   Common Stock     018490102      238    3098 SH       SOLE              3098      0    0
ALLTEL CORP                    Common Stock     020039103      269    5780 SH       SOLE              5780      0    0
AMBAC FINANCIAL GROUP INC      Common Stock     023139108      571    8235 SH       SOLE              8235      0    0
AMERUS GROUP CO CL A           Common Stock     03072M108      229    6558 SH       SOLE              6558      0    0
CARDINAL HEALTH INC            Common Stock     14149Y108      813   13292 SH       SOLE             13292      0    0
CINCINNATI BELL INC            Common Stock     171871106      141   27882 SH       SOLE             27882      0    0
CINCINNATI FINANCIAL CORP      Common Stock     172062101      223    5329 SH       SOLE              5329      0    0
CITIGROUP INC                  Common Stock     172967101      244    5028 SH       SOLE              5028      0    0
ELI LILLY & CO                 Common Stock     532457108      634    9014 SH       SOLE              9014      0    0
FIRST TENNESSEE NATIONAL CORP  Common Stock     337162101      384    8699 SH       SOLE              8699      0    0
GOLDMAN SACHS GROUP INC        Common Stock     38141G104      210    2123 SH       SOLE              2123      0    0
HCC INSURANCE HOLDINGS INC     Common Stock     404132102      287    9029 SH       SOLE              9029      0    0
LEGG MASON INC                 Common Stock     524901105      336    4350 SH       SOLE              4350      0    0
LINCOLN NATIONAL CORP-IND      Common Stock     534187109      312    7732 SH       SOLE              7732      0    0
MERCURY GENERAL CORP NEW       Common Stock     589400100      288    6181 SH       SOLE              6181      0    0
METLIFE INC                    Common Stock     59156R108      270    8030 SH       SOLE              8030      0    0
NORTHROP GRUMMAN CORP          Common Stock     666807102      346    3616 SH       SOLE              3616      0    0
OLD REPUBLIC INTL CORP         Common Stock     680223104      801   31581 SH       SOLE             31581      0    0
PARTNERRE LTD                  Common Stock     G6852T105      301    5180 SH       SOLE              5180      0    0
PATTERSON DENTAL CO            Common Stock     703412106      419    6533 SH       SOLE              6533      0    0
PHARMACEUTICAL RESOURCES INC   Common Stock     717125108      365    5610 SH       SOLE              5610      0    0
PRINCIPAL FINANCIAL GROUP INC  Common Stock     74251V102      715   21613 SH       SOLE             21613      0    0
RADIAN GROUP INC               Common Stock     750236101      331    6780 SH       SOLE              6780      0    0
REGIONS FINANCIAL CORP         Common Stock     758940100      265    7128 SH       SOLE              7128      0    0
SOUTHTRUST CORP                Common Stock     844730101      366   11175 SH       SOLE             11175      0    0
ST JUDE MEDICAL INC            Common Stock     790849103      399    6500 SH       SOLE              6500      0    0
TEVA PHARMACEUTICAL            ADR              881624209      559    9861 SH       SOLE              9861      0    0
UNITED TECHNOLOGIES CORP       Common Stock     913017109      308    3252 SH       SOLE              3252      0    0
VARIAN MEDICAL SYSTEMS INC     Common Stock     92220P105      451    6534 SH       SOLE              6534      0    0
VERIZON COMMUNICATIONS         Common Stock     92343V104      250    7125 SH       SOLE              7125      0    0
WATSON PHARMACEUTICALS         Common Stock     942683103      207    4491 SH       SOLE              4491      0    0
WHITE MOUNTAINS INSURANCE      Common Stock     G9618E107      406     882 SH       SOLE               882      0    0
GROUP INC.


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